Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Current:
PRC	$ 28,235	$ 18,985	$ 14,027
Deferred:
PRC	(2,193)	(3,630)	(3,255)
Total provision for income taxes	$ 26,042	$ 15,355	$ 10,772